UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-0547

                             Scudder Technology Fund
                             -----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  1/31/05
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Technology Fund
Investment Portfolio as of January 31, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------

                                                                                           Shares                  Value ($)
                                                                                   -----------------------------------------
Common Stocks 95.2%
Consumer Discretionary 2.2%
Internet & Catalog Retail
eBay, Inc.*                                                                               407,400                33,203,100
                                                                                                                -----------
Health Care 1.1%
Health Care Equipment & Supplies
Waters Corp.*                                                                             332,400                16,314,192
                                                                                                                -----------
Information Technology 91.9%
Communications Equipment 17.5%
Avocent Corp.* (d)                                                                        648,285                23,668,885
CiDRA Corp.* (e)                                                                          241,793                    85,111
Cisco Systems, Inc.*                                                                    3,732,789                67,339,514
Comverse Technologies, Inc.*                                                              681,300                15,227,055
Corning, Inc.*                                                                          2,622,700                28,692,338
LG Electronics, Inc.*                                                                     267,200                18,435,716
Motorola, Inc.                                                                          2,744,907                43,204,836
QUALCOMM, Inc.                                                                          1,102,204                41,046,077
Scientific-Atlanta, Inc. (d)                                                              744,800                22,574,888
                                                                                                                -----------
                                                                                                                260,274,420

Computers & Peripherals 18.2%
ATI Technologies, Inc.* (d)                                                             1,277,300                22,135,609
Dell, Inc.*                                                                               560,900                23,423,184
EMC Corp.*                                                                              5,884,200                77,083,020
International Business Machines Corp.                                                     354,100                33,080,022
Lexmark International, Inc. "A"*                                                          311,568                25,969,193
QLogic Corp.* (d)                                                                         585,500                22,412,940
Quanta Computer, Inc.                                                                  12,338,277                20,524,683
Research In Motion Ltd.*                                                                  486,100                34,654,069
Sun Microsystems, Inc.*                                                                 2,656,900                11,584,084
                                                                                                                -----------
                                                                                                                270,866,804

Electronic Equipment & Instruments 2.9%
Flextronics International Ltd.* (d)                                                     1,927,800                27,278,370
Tektronix, Inc.                                                                           560,000                16,139,200
                                                                                                                -----------
                                                                                                                 43,417,570

Internet Software & Services 3.6%
Check Point Software Technologies Ltd.*                                                   858,300                20,839,524
Yahoo!, Inc.*                                                                             939,800                33,090,358
                                                                                                                -----------
                                                                                                                 53,929,882

IT Consulting & Services 6.1%
Accenture Ltd. "A"*                                                                       743,100                19,357,755
Affiliated Computer Services, Inc. "A"* (d)                                               404,000                21,892,760
Convergys Corp.*                                                                        1,126,800                16,101,972
Paychex, Inc.                                                                           1,085,675                33,102,231
                                                                                                                -----------
                                                                                                                 90,454,718

Semiconductors & Semiconductor Equipment 18.1%
Advanced Micro Devices, Inc.*                                                             732,300                11,570,340
Altera Corp.* (d)                                                                         797,400                15,310,080
ASML Holding NV* (d)                                                                      743,828                12,221,094
Broadcom Corp. "A"* (d)                                                                   980,008                31,193,654
Intel Corp.                                                                             1,972,900                44,291,605
Linear Technology Corp.                                                                   447,566                16,891,141
Maxim Integrated Products, Inc.                                                           761,373                29,701,161
Microchip Technology, Inc. (d)                                                            841,700                21,926,285
National Semiconductor Corp.                                                            2,263,300                38,317,669
Samsung Electronics Co., Ltd.                                                              39,920                19,288,875
Xilinx, Inc.                                                                            1,020,800                29,797,152
                                                                                                                -----------
                                                                                                                270,509,056

Software 25.5%
Amdocs Ltd.*                                                                              564,300                16,787,925
BEA Systems, Inc.* (d)                                                                  4,428,549                37,731,237
Intuit, Inc.* (d)                                                                         517,978                20,201,142
Mercury Interactive Corp.* (d)                                                            290,300                12,706,431
Microsoft Corp.                                                                         5,528,556               145,290,452
Oracle Corp.*                                                                           6,448,700                88,798,599
Symantec Corp.*                                                                           493,600                11,525,560
TIBCO Software, Inc.* (d)                                                               1,512,300                16,620,177
VERITAS Software Corp.*                                                                 1,202,850                30,937,302
                                                                                                                -----------
                                                                                                                380,598,825


Total Common Stocks (Cost $1,232,025,701)                                                                     1,419,568,567
                                                                                                              -------------
Preferred Stocks 0.0%
Information Technology 0.0%
Communications Equipment 0.0%
Chorum Technologies, Inc. "F"* (e)(f)                                                   8,860,759                    98,354
Chorum Technologies, Inc. "E"* (e)(f)                                                     580,046                    35,093
CiDRA Corp. "D"* (e)                                                                        7,133                         0
CyVera* (e)                                                                                85,472                         0
                                                                                                                -----------
                                                                                                                    133,447

Electronic Equipment & Instruments 0.0%
Axsun* (e)                                                                                642,674                    92,545
                                                                                                                -----------
Software 0.0%
Planetweb, Inc. "E"* (e)                                                                1,838,235                         0
                                                                                                                -----------

Total Preferred Stocks (Cost $36,340,077)                                                                           225,992
                                                                                                                -----------

Convertible Preferred Stock 0.0%
Information Technology 0.0%
Communications Equipment 0.0%
CiDRA Corp.* (e)
Total Convertible Preferred Stock (Cost $5,503,124)                                        42,509                    89,779
                                                                                                                -----------

Other Investments 0.7%
Adams Capital Management III LP (1.2% limited partnership
interest)* (e)                                                                           -                        2,084,940
Adams Capital Management LP (3.6% limited partnership
interest)* (e)                                                                           -                          416,400
Alloy Ventures 2000 LP (3.0% limited partnership
interest)* (e)                                                                           -                        2,635,650
Asset Management Association 1996 LP (2.5% limited
partnership interest)* (e)                                                               -                        1,108,400
Asset Management Association 1998 LP (3.5% limited
partnership interest)* (e)                                                               -                          709,800
Crosspoint Venture Partners 1993 LP (2.9% limited
partnership interest)* (e)                                                               -                           58,200
GeoCapital III LP (5.0% limited partnership interest)* (e)                               -                          288,800
GeoCapital IV LP (2.9% limited partnership interest)* (e)                                -                        1,188,000
Hambrecht & Quist Group Venture Partners* (e)                                            -                           14,000
Med Venture Associates II LP (6.1% limited partnership
interest)* (e)                                                                           -                          132,800
Med Venture Associates III LP (2.7% limited partnership
interest)* (e)                                                                           -                        1,612,080
Sevin Rosen Fund V (2.8% limited partnership interest)* (e)                              -                          553,200
                                                                                                                -----------
Total Other Investments (Cost $36,315,976)                                                                       10,802,270


Exchange Traded Funds 2.1%
Nasdaq-100 Index Tracking Stock (d)
(Cost $31,023,810)                                                                        826,200                30,899,880
                                                                                                                -----------
Securities Lending Collateral 5.6%
Daily Assets Fund Institutional 2.35% (b)(c)
(Cost $83,784,092)                                                                     83,784,092                83,784,092
                                                                                                                -----------
Cash Equivalents 3.2%
Scudder Cash Management QP Trust 2.30% (a)
(Cost $47,328,975)                                                                     47,328,975                47,328,975
                                                                                                                -----------

                                                                                             % of
                                                                                          Net Assets               Value ($)
                                                                                          ----------               ---------

Total Investment Portfolio  (Cost $1,472,321,755)                                           106.8             1,592,699,555
Other Assets and Liabilities, Net                                                            -6.8              -101,487,539
                                                                                                              -------------
Net Assets                                                                                  100.0             1,491,212,016
                                                                                                              =============



For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) Represents collateral held in connection with securities lending.

(d) All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2005 amounted to $83,101,350, which is 5.6% of net assets.

(e) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.


                                                                                                          Value as
Schedule of Restricted                     Acquisition            Acquisition                             % of Net
Securities                                 Date                   Cost ($)           Value ($)            Assets
--------------------------------------------------------------------------------------------------------------------
Adams Capital Management III               October 1997 to
LP*                                        August 2003                   2,925,000          2,084,940          0.14
--------------------------------------------------------------------------------------------------------------------
Adams Capital Management LP*               November 2000 to
                                           August 2000                   1,889,204            416,400          0.03
--------------------------------------------------------------------------------------------------------------------
Alloy Venture 2000 LP*                     April 2000 to
                                           June 2003                     4,369,304          2,635,650          0.18
--------------------------------------------------------------------------------------------------------------------
Asset Management Association               June 1996 to
1996 LP*                                   July 2000                     1,691,465          1,108,400          0.07
--------------------------------------------------------------------------------------------------------------------
Asset Management Association               December 1998 to
1998 LP*                                   November 2001                 2,816,280            709,800          0.05
--------------------------------------------------------------------------------------------------------------------
Axsun*
                                           December 2000                 7,500,006             92,545          0.01
--------------------------------------------------------------------------------------------------------------------
Chorum Technologies, Inc. "F"              September 2001 to
preferred stock                            December 2001                10,197,953             98,354          0.01
--------------------------------------------------------------------------------------------------------------------
Chorum Technologies, Inc. "E"*
                                           September 2000                8,642,120             35,093          0.00
--------------------------------------------------------------------------------------------------------------------
CiDRA Corp.*
                                           June 2000                     5,587,752             89,779          0.01
--------------------------------------------------------------------------------------------------------------------

CyVera*                                    January 2004                          -                  -             -
--------------------------------------------------------------------------------------------------------------------
Crosspoint Venture Partners                April 1993 to
1993 LP*                                   November 1998                   132,184             58,200          0.00
--------------------------------------------------------------------------------------------------------------------
GeoCapital III LP*                         December 1993 to
                                           December 1996                 1,070,773            288,800          0.02
--------------------------------------------------------------------------------------------------------------------
GeoCapital IV LP*                          April 1996 to
                                           March 2000                    2,447,407          1,188,000          0.08
--------------------------------------------------------------------------------------------------------------------
Hambrecht & Quist Group
Venture Partners*                          March 2000                   14,000,000             14,000             -
--------------------------------------------------------------------------------------------------------------------
Med Venture Associates II LP*              May 1996 to
                                           January 2002                    999,271            132,800          0.01
--------------------------------------------------------------------------------------------------------------------
Med Venture Associates III LP*             September 1998 to
                                           October 2003                  1,624,213          1,612,080          0.11
--------------------------------------------------------------------------------------------------------------------
Planetweb, Inc. "E" preferred
stock                                      September 2000                9,999,998                  -             -
--------------------------------------------------------------------------------------------------------------------
Sevin Rose Fund V                          April 1996 to
                                           June 2001                     2,350,875            553,200          0.04
--------------------------------------------------------------------------------------------------------------------
Total Restricted Securities                                                                11,118,041          0.76
--------------------------------------------------------------------------------------------------------------------

* These securities represent venture capital funds.

(f) Affiliated issuers. A summary of the Fund's transactions during the three months ended January 31, 2005 with companies which are or were affiliates is as follows:

                           Shares/                                           Realized
                          Principal            Purchase          Sales       Gain/       Interest
Affiliate                 Amount($)            Cost($)          Cost($)      Loss($)     Income($)              Value($)
------------------------------------------------------------------------------------------------------------------------
Chorum
Technologies "F"          8,860,759           10,197,953               -          -               -           98,354
------------------------------------------------------------------------------------------------------------------------
Chorum
Technologies "E"            580,046            8,642,120               -          -               -           35,093
------------------------------------------------------------------------------------------------------------------------
                                              18,840,073               -   #      -   #           -          133,447
------------------------------------------------------------------------------------------------------------------------


At January 31, 2005, open written options were as follows:

Written                                          # of             Expiration               Strike
Options                                        Options            Date                     Price ($)       Value ($)
------------------------------------------------------------------------------------------------------------------------
Call Options
ATI Technologies, Inc.                                1,208      2/18/2005                       17.5            60,400
------------------------------------------------------------------------------------------------------------------------
Check Point Software
Technologies Ltd.                                     2,522      2/18/2005                         25           100,880
------------------------------------------------------------------------------------------------------------------------
eBay, Inc.                                              362      2/18/2005                        110             1,810
------------------------------------------------------------------------------------------------------------------------
Qlogic Corp.                                          3,184      2/18/2005                         35         1,050,720
------------------------------------------------------------------------------------------------------------------------
Research in Motion Ltd.                               1,031      2/18/2005                         80            51,550
------------------------------------------------------------------------------------------------------------------------
Scientific-Atlanta, Inc.                                135      2/18/2005                         35               675
------------------------------------------------------------------------------------------------------------------------
TIBCO Software, Inc.                                  3,520      2/18/2005                       12.5            35,200
------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.                                3,006      3/18/2005                         25           495,990
------------------------------------------------------------------------------------------------------------------------
Put Options
Apple Computer                                        1,029      2/18/2005                         65            10,290
------------------------------------------------------------------------------------------------------------------------
Check Point Software
Technologies Ltd.                                     3,020      2/18/2005                         20            22,650
------------------------------------------------------------------------------------------------------------------------
Total outstanding written options (Premiums received $3,434,986)                                              1,830,165
------------------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Technology Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Technology Fund


By:                                 /s/Julian Sluyters
                                    --------------------------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               March 11, 2005



By:                                 /s/Paul Schubert
                                    --------------------------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               March 11, 2005